Mineral Property Interests (Details)					1 Months Ended						15 Months Ended
	May 23, 2024 USD ($)	May 23, 2024 CAD ($)	Aug. 10, 2021 USD ($)	Aug. 10, 2021 CAD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CAD ($)	Nov. 30, 2025 CAD ($) Hectares	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CAD ($)	May 31, 2025 CAD ($) Hectares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 CAD ($) shares	Dec. 18, 2025 shares	Oct. 18, 2025 shares	Oct. 17, 2025 shares	Sep. 29, 2025 shares	Oct. 09, 2024 shares	Aug. 08, 2024 shares	May 24, 2024 shares	May 08, 2024 shares	Oct. 19, 2023 shares
Mineral Property Interests [Line Items]
Consideration pay			$ 2,700	$ 3,701								$ 37,500,000
Common shares issued | shares													36,225,457
Common Shares [Member]
Mineral Property Interests [Line Items]
Common shares issued | shares											37,500	37,500		474,365	2,330,000	23,000,000	25,000	75,000	25,000	20,514,222	30,000,000
San Luis Project [Member]
Mineral Property Interests [Line Items]
Acquire interest rate	100.00%	100.00%
Cash payment	$ 5,000,000	$ 6,978,100					$ 27,626			$ 27,626
Consideration pay	$ 37,500,000							$ 1,250,000	$ 1,705,000
Percentage of mining retained											4.00%	4.00%
Precentage of royalty											2.00%	2.00%
Royalty income											$ 15,000,000
Area of overall project | Hectares							6,300			6,300
San Luis Project [Member] | Forecast [Member]
Mineral Property Interests [Line Items]
Milestone payment					$ 1,250,000	$ 1,713,250
La Estrella [Member]
Mineral Property Interests [Line Items]
Consideration pay			$ 300,000									$ 31,000
Purchase of NSR percentage			50.00%	50.00%
Esperanza [Member]
Mineral Property Interests [Line Items]
Acquire interest rate											1.00%	1.00%
Metalla Royalty & Streaming Ltd. [Member]
Mineral Property Interests [Line Items]
Acquire interest rate											1.00%	1.00%
SSR Mining [Member]
Mineral Property Interests [Line Items]
Acquire interest rate											4.00%	4.00%
Alianza Minerals Ltd. [Member]
Mineral Property Interests [Line Items]
Consideration pay												$ 15,000
NSR [Member]
Mineral Property Interests [Line Items]
Consideration pay			$ 200,000
Purchase of NSR percentage			2.00%	2.00%